OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	December 31, 2024	June 30, 2025
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,710	7,706
Less: provision for credit losses	(7,710)	(7,706)
	-	-

Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	December 31, 2024	June 30, 2025
	RMB	RMB

Rental and other deposits	24,228	24,147
Staff advance	11,883	4,079
	36,111	28,226
Less: provision for credit losses	(21,113)	(15,149)
	14,998	13,077